Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	21 Months Ended	26 Months Ended	36 Months Ended	44 Months Ended	52 Months Ended	58 Months Ended	60 Months Ended	76 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000210296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.87%								17.92%	15.77%
C000221226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(4.96%)							(0.32%)
C000226201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.97%						11.30%
C000226202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.14%						5.20%
C000232558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.06%					11.64%
C000236859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	36.15%				10.67%
C000242802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.60%			17.89%
C000245618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.91%		25.89%
C000248199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.37%	14.66%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.96%	17.62%							15.67%	15.36%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	15.87%				14.16%			12.73%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.54%		27.20%	22.43%			11.63%
MSCI World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	13.70%						6.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.33%					10.67%
STOXX Global Breakthrough Healthcare Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Breakthrough Healthcare Index (Net)
Average Annual Return, Percent	(2.26%)							(1.78%)
MSCI ACWI SMID Growth Health Care Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Growth Health Care Index (Net)
Average Annual Return, Percent	3.39%							(0.62%)
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.79%			14.71%